April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares BBB-B CLO Active ETF | BCLO | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares BBB-B CLO Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd., 7.17%, 01/20/38, (3-mo. CME Term SOFR + 2.900%)(a)(b)	$1,250	$1,244,187
AIMCO CLO 18 Ltd., 7.12%, 07/20/37, (3-mo. CME Term SOFR + 2.850%)(a)(b)	2,000	1,965,275
Ballyrock CLO 28 Ltd., 7.13%, 01/20/38, (3-mo. CME Term SOFR + 2.800%)(a)(b)	2,000	1,965,973
Barings CLO Ltd., 8.76%, 10/15/36, (3-mo. CME Term SOFR + 4.500%)(a)(b)	2,250	2,264,553
Birch Grove CLO 11 Ltd., 7.45%, 01/22/38, (3-mo. CME Term SOFR + 3.100%)(a)(b)	2,500	2,423,281
Birch Grove CLO 6 Ltd., 10.10%, 07/20/35, (3-mo. CME Term SOFR + 5.830%)(a)(b)	2,000	2,013,624
Bryant Park Funding Ltd., 9.29%, 04/15/38, (3-mo. CME Term SOFR + 5.000%)(a)(b)	1,000	927,859
Elmwood CLO V Ltd., 8.52%, 10/20/37, (3-mo. CME Term SOFR + 4.250%)(a)(b)	2,000	1,999,919
GoldenTree Loan Management U.S. CLO 10 Ltd., 7.37%, 10/20/37, (3-mo. CME Term SOFR + 3.100%)(a)(b)	3,050	2,943,392
Golub Capital Partners CLO 74 B Ltd., 7.48%, 07/25/37, (3-mo. CME Term SOFR + 3.200%)(a)(b)	2,000	1,938,598
Golub Capital Partners CLO 76 B Ltd., 10.03%, 10/25/37, (3-mo. CME Term SOFR + 5.750%)(a)(b)	650	642,442
Madison Park Funding XXXVII Ltd., 8.01%, 04/15/37, (3-mo. CME Term SOFR + 3.750%)(a)(b)	2,000	2,007,578
Morgan Stanley Eaton Vance CLO Ltd., 9.77%, 07/20/36, (3-mo. CME Term SOFR + 5.500%)(a)(b)	2,000	2,013,089
Neuberger Berman Loan Advisers CLO 44 Ltd., 6.91%, 10/16/35, (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	1,959,113
Neuberger Berman Loan Advisers CLO 46 Ltd., 6.92%, 01/20/37, (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	1,984,144
Neuberger Berman Loan Advisers CLO 59 Ltd., 8.10%, 01/23/39, (3-mo. CME Term SOFR + 3.800%)(a)(b)	1,650	1,663,969
New Mountain CLO 4 Ltd., 9.77%, 04/20/36, (3-mo. CME Term SOFR + 5.500%)(a)(b)	1,000	1,000,000
Oaktree CLO Ltd., 12.74%, 04/15/36, (3-mo. CME Term SOFR + 8.480%)(a)(b)	1,800	1,800,000
OHA Credit Funding 11 Ltd., 7.12%, 07/19/37, (3-mo. CME Term SOFR + 2.850%)(a)(b)	550	535,755
OHA Credit Funding 2 Ltd., 6.97%, 01/21/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	2,000	1,965,427
OHA Credit Partners XIV Ltd., 7.12%, 07/21/37, (3-mo. CME Term SOFR + 2.850%)(a)(b)	4,000	3,930,717
Palmer Square CLO Ltd.
7.08%, 05/21/34, (3-mo. CME Term SOFR + 2.750%)(a)(b)	2,000	1,974,050
Security	Par (000)	Value
6.92%, 01/20/38, (3-mo. CME Term SOFR + 2.650%)(a)(b)	$2,000	$1,963,920
6.98%, 01/15/38, (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	1,967,397
Pikes Peak CLO 6, 8.92%, 05/18/34, (3-mo. CME Term SOFR + 4.600%)(a)(b)	1,000	936,542
RAD CLO 28 Ltd., 7.06%, 04/20/38, (3-mo. CME Term SOFR + 2.800%)(a)(b)	2,000	1,970,871
Regatta VIII Funding Ltd., 7.98%, 04/17/37, (3-mo. CME Term SOFR + 3.700%)(a)(b)	1,000	1,003,663
RR 28 Ltd., 8.71%, 04/15/37, (3-mo. CME Term SOFR + 4.450%)(a)(b)	1,950	1,962,297
Sandstone Peak III Ltd., 9.53%, 04/25/37, (3-mo. CME Term SOFR + 5.250%)(a)(b)	1,500	1,509,158
Symphony CLO XXXIII Ltd., 6.88%, 01/24/38, (3-mo. CME Term SOFR + 2.600%)(a)(b)	2,000	1,961,020
Wellington Management CLO 3 Ltd., 10.02%, 07/18/37, (3-mo. CME Term SOFR + 5.750%)(a)(b)	500	491,505
Whitebox CLO I Ltd., 8.53%, 07/24/36, (3-mo. CME Term SOFR + 4.250%)(a)(b)	2,000	2,002,086
Total Long-Term Investments — 96.7% (Cost: $58,639,250)		56,931,404
	Shares
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	1,520,000	1,520,000
Total Short-Term Securities — 2.6% (Cost: $1,520,000)		1,520,000
Total Investments — 99.3% (Cost: $60,159,250)		58,451,404
Other Assets Less Liabilities — 0.7%		396,863
Net Assets — 100.0%		$58,848,267

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares BBB-B CLO Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/29/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$1,520,000 (b)	$—	$—	$—	$1,520,000	1,520,000	$13,390	$—
iShares AAA CLO Active ETF(c)	—	2,495,520	(2,491,611)	(3,909)	—	—	—	11,702	—
				$(3,909)	$—	$1,520,000		$25,092	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$56,931,404	$—	$56,931,404
Short-Term Securities
Money Market Funds	1,520,000	—	—	1,520,000
	$1,520,000	$56,931,404	$—	$58,451,404

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
SOFR	Secured Overnight Financing Rate